NOTE 5 - Costs and Estimated Earnings in Excess of Billings on Uncompleted Contracts - (Details) (USD $)	Sep. 30, 2012
Notes to Financial Statements
Costs and estimated earnings in excess of billings on uncompleted contracts	$ 1,159,000
Less: Billings in excess of costs and estimated earnings on uncompleted contracts
Total Costs and estimated earnings in excess of billings on uncompleted contracts	$ 1,159,000